DECHERT
                              30 ROCKEFELLER PLAZA
                               NEW YORK, NY 10112




                                                     November 21, 2000



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C.  20549

RE:      The Bramwell Funds, Inc.
         Securities Act File No. 33-79742
         Investment Company Act File No. 811-8546

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of The Bramwell Funds, Inc. (the "Registrant") that each form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A ("PEA 9") that would have been filed by the Registrant pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 9. I hereby further certify that PEA 9 was filed electronically with the Commission on October 31, 2000 pursuant to Rule 485(b) under the Securities Act.

         No fees are required in connection with this filing.  Please call me at
212.698.3500 if you have any questions.

                                                   Sincerely,



                                                /s/ Eric C. Griffith